Income Taxes - Components of Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 9,805	$ 6,590
Tax credit carryforwards	261	146
Stock based compensation	1,392	861
Licensing deduction deferral	6,367	6,864
Other timing differences	110	165
Gross deferred tax assets	17,935	14,626
Valuation allowance	(17,935)	(14,626)
Net deferred tax asset	$ 0	$ 0